Mining and Income Taxation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Components of Mining and Income Tax [Line Items]
Tax rate effect for non-mining assets	27.00%
Global anti-base erosion effective tax rate	0.15
– Ghana expected credit loss	$ 33.2	$ 17.5	$ 41.1
Minimum
Disclosure of Components of Mining and Income Tax [Line Items]
Global anti-base erosion effective tax rate	0.15